Note 12 - Segmented Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
12.	SEGMENTED INFORMATION

The Company operates primarily in
one
operating segment, being the exploration and development of mineral properties in Mexico. The majority of the Company’s long term assets are located there and the Company’s executive and head office is located in Canada.